Label	Element	Value
Franklin Templeton SMACS: Series C
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Franklin Templeton SMACS: Series C
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	To seek to provide current income consistent with preservation of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from June 20, 2025 (commencement of operations) to December 31, 2025, the Fund's portfolio turnover rate was 10.52% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	10.52%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. The Example does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest predominantly in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures and swap agreements. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, mortgage-backed securities (MBS) and other asset-backed securities, commercial mortgage-backed securities, municipal securities, sovereign debt, including emerging-markets sovereign debt, U.S. government and agency obligations, collateralized loan obligations (CLOs), debentures, zero coupon bonds, notes, and short-term debt instruments.

The Fund seeks income by selecting investments such as corporate, agency, securitized, and sovereign bonds that the investment manager believes have potential to provide consistent income. The Fund maintains the flexibility to invest in securities from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may invest in foreign securities, including emerging markets.

The Fund predominantly invests in investment grade debt securities and in unrated securities that the investment manager deems are of comparable quality. Securities rated in the top four ratings categories by one or more independent rating organizations such as S&P® Global Ratings (S&P®) (rated BBB- or better) or Moody's Investors Service (Moody's) (rated Baa3 or higher) at the time of purchase are considered investment grade. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in debt securities of any maturity or duration.

Under normal circumstances, the Fund’s investments will be U.S. dollar-denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, a foreign government or its agencies and instrumentalities or a supranational organization.

The mortgage securities in which the Fund may invest also include fixed or adjustable-rate mortgage-backed securities (ARMS), those sold through the "to-be-announced" market (TBAs), non-agency residential mortgage-backed securities (RMBS) and collateralized mortgage obligations (CMOs), as well as other mortgage-related asset-backed securities. The Fund also may invest in mortgage dollar rolls.

The Fund may invest in complex fixed income securities, such as collateralized debt obligations (CDOs), which are generally a type of asset-backed securities. The Fund's investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.

For purposes of pursuing its investment goal, the Fund may enter into various interest rate and credit-related derivatives, principally U.S. Treasury futures, interest rate swaps, interest rate and bond futures, credit default swaps (including credit default index swaps) and fixed income total return swaps. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s policy to invest predominantly in debt securities.

The Fund's investment manager is a research-driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. The Fund uses an active asset allocation strategy to try to achieve its investment goals. This means the Fund actively purchases and sells securities and other investments in various market sectors based on the investment manager's ongoing assessment of changing economic, global market, industry, and issuer conditions. The Fund may seek to quickly and efficiently shift its exposure among various types of debt securities, including through derivative instruments and at any given time may have substantial amount of exposure to any type of debt or other income-producing investment. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance information, when available, will not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Franklin Templeton SMACS: Series C | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Franklin Templeton SMACS: Series C | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Franklin Templeton SMACS: Series C | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Franklin Templeton SMACS: Series C | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Franklin Templeton SMACS: Series C | Interest Rate
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Franklin Templeton SMACS: Series C | Credit
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Franklin Templeton SMACS: Series C | Mortgage Securities and Asset-Backed Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mortgage Securities and Asset-Backed Securities: Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Franklin Templeton SMACS: Series C | Collateralized Debt Obligations (CDOs)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Collateralized Debt Obligations (CDOs): The risks of an investment in a CDO, a type of asset backed security, and which includes CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO's collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment. These risks are amplified in tranches of CDOs that are subordinate to other tranches.

Franklin Templeton SMACS: Series C | Foreign Securities (non-U.S.)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Franklin Templeton SMACS: Series C | Sovereign Debt Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Sovereign Debt Securities: Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Franklin Templeton SMACS: Series C | Emerging Market Countries
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Countries: The Fund’s investments in securities of issuers in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Franklin Templeton SMACS: Series C | U.S. Government Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Securities: Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Government agency or instrumentality issues have different levels of credit support. U.S. government-sponsored entities ("GSEs"), such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac and certain other GSEs in the past, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Franklin Templeton SMACS: Series C | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency,

security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Franklin Templeton SMACS: Series C | Municipal Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Municipal Securities: Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In the past, a number of municipal issuers defaulted on obligations, were downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may experience a resurgence, particularly in the event of economic or market turmoil or a recession.

Franklin Templeton SMACS: Series C | Prepayment
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Franklin Templeton SMACS: Series C | Extension
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Extension: The market value of some debt securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated, particularly when interest rates rise. When that occurs, the effective maturity date of the Fund’s investment may be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Such extension may also effectively lock-in a below market interest rate and reduce the value of the debt security.

Franklin Templeton SMACS: Series C | Mortgage Dollar Rolls
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mortgage Dollar Rolls: In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future repurchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.

Franklin Templeton SMACS: Series C | Income
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Franklin Templeton SMACS: Series C | New Fund
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

New Fund: The Fund is newly or recently established and has no performance history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. If the Fund does not attract additional assets, the Fund’s expenses will continue to be spread over a small asset base.

Franklin Templeton SMACS: Series C | Non-Diversification
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Franklin Templeton SMACS: Series C | Variable Rate Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Variable Rate Securities: Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Franklin Templeton SMACS: Series C | When-Issued and Delayed Delivery Transactions
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

When-Issued and Delayed Delivery Transactions: Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Franklin Templeton SMACS: Series C | Liquidity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Franklin Templeton SMACS: Series C | Management
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Franklin Templeton SMACS: Series C | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Franklin Templeton SMACS: Series C | Franklin Templeton SMACS: Series C
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	1.78%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.79%	[3]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(1.79%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 0
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,957

[1]	The investment manager does not charge the Fund a fee for its investment management services. The Fund is part of a wrap fee program or other program advised or sub-advised by the investment manager or its affiliates, clients of which often pay a single aggregate fee to the program sponsor for all costs and expenses of the program (including investment management and custody fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.00% until April 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation.